Current/Non-Current Distinction	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Current/Non-Current Distinction
31.	CURRENT/NON-CURRENT DISTINCTION

The group has adopted the presentation of all assets and liabilities in order of liquidity due to this presentation provides information that is reliable and more relevant.

As of December 31, 2018 and 2017, the amount expected to be recovered or settled after more than twelve months for each asset and liability line item is as follows:

ASSETS	12/31/2018			12/31/2017
	No more than 12 months after the reporting period	More than 12 months after the reporting period	Total	No more than 12 months after the reporting period	More than 12 months after the reporting period	Total
Cash and due from banks	33,687,553	—	33,687,553	16,384,924	—	16,384,924
Cash	4,789,701	—	4,789,701	4,486,951	—	4,486,951
Argentine Central Bank	27,388,784	—	27,388,784	10,408,716	—	10,408,716
Other local financial institutions	1,498,669	—	1,498,669	1,415,251	—	1,415,251
Others	10,399	—	10,399	74,006	—	74,006
Debt Securities at fair value through profit or loss	15,112,115	—	15,112,115	16,837,925	—	16,837,925
Derivatives	15,924	—	15,924	39,740	—	39,740
Repo transactions	—	—	—	4,945,864	—	4,945,864
Other financial assets	1,698,054	—	1,698,054	2,388,795	—	2,388,795
Loans and other financing	56,882,652	20,325,812	77,208,464	55,648,429	31,460,241	87,108,670
To the non-financial public sector	7,526	25,276	32,802	3,848	44,295	48,143
To the financial sector	358,177	40,374	398,551	484,816	101,542	586,358
To the Non-Financial Private Sector and Foreign residents	56,516,949	20,260,162	76,777,111	55,159,765	31,314,404	86,474,169
Other debt securities	1,218,922	3,092,173	4,311,095	377,588	152,303	529,891
Financial assets in guarantee	2,004,112	3,105	2,007,217	1,921,219	—	1,921,219
Current income tax assets	612,718	-20,660	592,058	189,463	-9,005	180,458
Inventories	69,918	—	69,918	156,306	—	156,306
Investments in equity instruments	—	10,404	10,404	1,084	67,797	68,881
Property, plant and equipment	—	2,183,734	2,183,734	—	2,060,551	2,060,551
Investment Property	—	413,357	413,357	—	287,072	287,072
Intangible assets	—	2,710,837	2,710,837	—	459,420	459,420
Deferred income tax assets	6,303	815,515	821,818	90,485	1,066,495	1,156,980
Non-current assets held for sale	2,800	—	2,800	—	—	—
Other non-financial assets	173,711	714,937	888,648	74,719	628,735	703,454

TOTAL ASSETS	111,484,782	30,249,214	141,733,996	99,056,541	36,173,609	135,230,150

LIABILITIES	12/31/2018			12/31/2017
	No more than 12 months after the reporting period	More than 12 months after the reporting period	Total	No more than 12 months after the reporting period	More than 12 months after the reporting period	Total
Deposits	94,819,436	86,578	94,906,014	83,284,540	443	83,284,983
Non-financial public sector	11,105,477	—	11,105,477	9,112,185	—	9,112,185
Financial sector	25,236	—	25,236	23,183	—	23,183
Non-financial private sector and foreign residents	83,688,723	86,578	83,775,301	74,149,172	443	74,149,615
Liabilities at fair value through profit or loss	268,086	—	268,086	—	—	—
Derivatives	94,222	—	94,222	—	—	—
Other financial liabilities	4,091,866	175,373	4,267,239	5,493,412	281,143	5,774,555
Financing received from the Argentine Central Bank and other financial institutions	7,159,251	873,586	8,032,837	4,625,374	580,392	5,205,766
Unsubordinated negotiable Obligations	2,152,945	7,154,226	9,307,171	1,552,959	11,128,278	12,681,237
Current income tax liability	791,272	—	791,272	1,217,961	—	1,217,961
Subordinated negotiable obligations	26,150	1,357,667	1,383,817	19,172	993,489	1,012,661
Provisions	11,641	75,274	86,915	8,934	109,423	118,357
Deferred income tax liability	5,871	217,480	223,351	8,667	21,141	29,808
Other non-financial liabilities	4,593,346	811,652	5,404,998	4,577,760	1,035,294	5,613,054

TOTAL LIABILITIES	114,014,086	10,751,836	124,765,922	100,788,779	14,149,603	114,938,382